Share-Based Compensation	6 Months Ended
Jun. 30, 2011
Share-Based Compensation
Share-Based Compensation

20.   Share-based compensation:

On June 7, 2010, the Company's shareholders approved the renewal for another three years of the Company's Stock Option Plan (the "Option Plan"). As of June 30, 2011, there were 7.3 million underlying shares outstanding under the Option Plan.

The Option Plan is administered by the Compensation Committee of the Board of Directors consisting entirely of independent directors. The maximum number of option shares issuable at any time is limited to 10 percent of the number of issued and outstanding shares on a non-diluted basis. As of June 30, 2011, there was a maximum of 10.1 million underlying shares available under the plan and 2.8 million underlying shares issuable and available for future option issuances. Directors and employees of, or consultants to, the Company or any of its affiliates are eligible to participate in the Option Plan. The Board of Directors may terminate or amend the Option Plan at any time and for any reason. The Option Plan does not have a termination date but according to Toronto Stock Exchange requirements all available and unreserved securities must be approved every three years by the directors and shareholders. Subject to further amendments to the Option Plan, the shareholders will be asked to renew the Option Plan again in June 2013.

The exercise price of each stock option is based on, and may not be less than, 100 percent of the fair market value of its common shares on the date of grant. The fair market value is generally determined as the average of the high and low trading price of its common shares on the three trading days before and including the date of the grant. The term of each stock option is fixed by the Compensation Committee and may not exceed five years from the date of grant. The Compensation Committee also determines the vesting requirements of the grant which may be accelerated by the Compensation Committee, if appropriate.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected market volatility is based on a number of factors including historical volatility of the Company's common shares, the Company's market capitalization, future outlook of the Company, and other fair value related factors. The Company uses historical information in estimating the expected term. Vesting periods for employees have typically been over a two-year period. The risk-free rate is based on the yields of Canadian benchmark bonds which approximate the expected life of the option. The Company has never paid a dividend and does not plan to during the life of the options and therefore the expected dividend yield is nil. All of the share-based compensation expense was recorded as general and administrative costs in the consolidated statements of operations and none was capitalized.

The following table provides certain stock options disclosures for the three and six months ended June 30:

	Three months ended		Six months ended
	2011	2010	2011	2010
Stock-based compensation expense	$ 127,900	$ 80,900	$ 237,000	$ 166,100
Intrinsic value of options exercised	$ -	$ -	$ -	$ 19,200
Fair value of awards vesting	$ 18,900	$ 6,700	$ 20,100	$ 12,800
Cash received on option exercises	$ -	$ -	$ -	$ -
Unamortized stock-based expense	$ 294,000	$ 355,300	$ 294,000	$ 355,300

The following table summarizes the weighted-average assumptions used in determining fair values during the three and six months ended June 30:

	Three months ended		Six months ended
	2011	2010	2011	2010
Grant date fair value	$0.23	na	$0.23	$0.24
Grant market price	$0.56	na	$0.56	$0.60
Ending common share price	CAD$0.52	CAD$0.55	CAD$0.52	CAD$0.55
Expected volatility	59%	na	59%	60%
Expected option term - years	3.0	na	3.0	2.9
Risk-free interest rate	2.2%	na	2.2%	1.3%
Forfeiture rate	7.7%	na	7.7%	5.8%
Dividend yield	0%	na	0%	0%

There were no option grants in the three month period ending June 30, 2010.

Stock options

The following schedule summarizes the stock option activity for the six months ended June 30, 2011:

		Weighted		Weighted	Aggregate
		Average	Weighted	Average	Intrinsic
	Number	Exercise	Average	Remaining	Value
Outstanding Grants	(000')	Price	Fair Value	Contractual Life	in Millions
Balance, beginning of the period	8,119	$ 0.72	$ 0.28	3.4	$ 0.4
Granted	150	$ 0.56	$ 0.23		$ -
Cancelled/Forfeited	(181)	$ 0.57	$ 0.22		$ -
Expired	(800)	$ 1.41	$ 0.51		$ -
Balance, end of the period	7,288	$ 0.66	$ 0.26	3.3	$ 0.1
Vested and exercisable, end of the period	4,981	$ 0.68	$ 0.27	2.8	$ 0.1
Vested and expected to vest, end of the period	7,164	$ 0.66	$ 0.26	3.2	$ 0.1

In May 2009, the option plan was revised to allow options to be priced in the currency that the recipient receives compensation for services. Prior to May 2009, all of the options were denominated in Canadian dollars. Beginning in December 2010, the number of options denominated in U.S. dollars represents the majority of options outstanding and it is expected that future options will be predominately issued in U.S. dollars.